Note 15 - Stock-Based Compensation (Details) - Options Exercised (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 15 - Stock-Based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	464,150	363,850	262,750
Aggregate fair value	$ 7,467	$ 6,933	$ 5,190
Employee Stock Option [Member]
Note 15 - Stock-Based Compensation (Details) - Options Exercised [Line Items]
Number of options exercised (in Shares)	464,150	363,850	262,750
Aggregate fair value	16,780	11,198	8,510
Intrinsic value	9,313	4,265	3,320
Amount of cash received	7,467	6,933	5,190
Tax benefit recognized	$ 3,148	$ 1,438	$ 1,119